Long-Term Employee Benefit Liabilities - Future Benefit Payments (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2016	$ 27
2016	27
2017	27
2018	28
2019	32
2020	35
Thereafter	206
Total	355
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2016	17
2016	17
2017	17
2018	17
2019	18
2020	19
Thereafter	111
Total	199
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2016	8
2016	8
2017	8
2018	9
2019	12
2020	14
Thereafter	86
Total	137
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2016	2
2016	2
2017	2
2018	2
2019	2
2020	2
Thereafter	9
Total	$ 19